Investments in Unconsolidated Affiliates	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

8. Investments in Unconsolidated Affiliates

The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2012	December 31, 2011
		(Millions)
Discovery Producer Services LLC	40%	$223	$107
Texas Express Pipeline	10%	41	—
Mont Belvieu Enterprise Fractionator	12.5%	19	—
Mont Belvieu 1 Fractionator	20%	14	—
CrossPoint Pipeline, LLC	50%	6	—
Other	various	1	1

Total investments in unconsolidated affiliates		$304	$108

There was a deficit between the carrying amount of the investment and the underlying equity of Discovery of $30 million and $33 million at December 31, 2012 and 2011, respectively, which is associated with, and is being amortized over, the life of the underlying long-lived assets of Discovery.

There was a deficit between the carrying amount of the investment and the underlying equity of Mont Belvieu 1 of $6 million at December 31, 2012, which is associated with, and is being amortized over, the life of the underlying long-lived assets of Mont
Belvieu 1.

Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Discovery Producer Services LLC	$15	$23	$23
Mont Belvieu Enterprise Fractionator	5	—	—
Mont Belvieu 1 Fractionator	6	—	—
CrossPoint Pipeline, LLC	—	—	—
Other (a)	—	—	—

Total earnings from unconsolidated affiliates	$26	$23	$23

(a)	On July 27, 2010, we acquired an additional 5% interest in Black Lake from DCP Midstream, LLC in a transaction among entities under common control, and on July 30, 2010, we acquired an additional 50% interest in Black Lake from an affiliate of BP PLC, bringing our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary and accordingly, earnings from unconsolidated affiliates excludes the results of Black Lake since July 30, 2010.

The following summarizes combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2012	2011	2010 (a)
	(Millions)
Statements of operations:
Operating revenue	$293	$213	$212
Operating expenses	$190	$163	$160
Net income	$103	$50	$50

(a)	The combined financial information includes the results of Black Lake through July 30, 2010.

	December 31,
	2012	2011
	(Millions)
Balance sheet:
Current assets	$129	$38
Long-term assets	1,288	364
Current liabilities	(75)	(20)
Long-term liabilities	(43)	(29)

Net assets	$1,299	$353